Share Based Compensation - Summary of Compensation Expense (Detail) kr in Millions	12 Months Ended
Dec. 31, 2023 SEK (kr)
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	kr 3,337
Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	811
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	154
Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	32
Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	48
Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	74
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	2,878
Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	610
Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	535
Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	922
Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	3,032
Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	1,371
Reporting year [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	39
Reporting year [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	20
Reporting year [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	16
Reporting year [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	3
Reporting year [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,250
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	811
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	330
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	91
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	18
Reporting year [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,289
2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	471
2022 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	8
2022 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	12
2022 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	15
2022 [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	(19)
2022 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	374
2022 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2022 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	280
2022 [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	89
2022 [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	5
2022 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	382
2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	887
2021 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	73
2021 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	17
2021 [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	56
2021 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	731
2021 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	355
2021 [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	376
2021 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	804
2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	608
2020 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	34
2020 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2020 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2020 [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	34
2020 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	523
2020 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2020 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2020 [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2020 [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	523
2020 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	557
Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	305
Executive team plans [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	25
Executive team plans [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	32
Executive team plans [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	91
Executive team plans [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	91
Executive team plans [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	66
Executive team plans [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	82
Executive team plans [member] | Reporting year [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	25
Executive team plans [member] | Reporting year [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	20
Executive team plans [member] | Reporting year [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	31
Executive team plans [member] | Reporting year [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	6
Executive team plans [member] | Reporting year [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	89
Executive team plans [member] | 2022 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2022 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	12
Executive team plans [member] | 2022 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	36
Executive team plans [member] | 2022 [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	31
Executive team plans [member] | 2022 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	10
Executive team plans [member] | 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	83
Executive team plans [member] | 2021 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2021 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2021 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	24
Executive team plans [member] | 2021 [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	31
Executive team plans [member] | 2021 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	28
Executive team plans [member] | 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	51
Executive team plans [member] | 2020 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2020 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2020 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2020 [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	23
Executive team plans [member] | 2020 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	28
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	135
The President and CEO [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	32
The President and CEO [member] | 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	41
The President and CEO [member] | 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	38
The President and CEO [member] | 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	kr 24